CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISK

NOTE 15 – CONCENTRATION OF RISK

Customers Concentrations

For the years ended December 31, 2024 and 2023, there was one customer who accounted for 10% or more of the Company’s revenues. These customers individually accounted for 22% and 20% of the total revenues for the years ended December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, there were two customers who each accounted for more than 10% of total accounts receivable. These two customers accounted for 20% and 13% of total accounts receivable as of December 31, 2024 and 25% and 14% of total accounts receivable as of December 31, 2023, respectively.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

Vendors Concentrations

For the years ended December 31, 2024 and 2023, there was one single vendor who accounted for 10% or more of the Company’s cost of revenues. The single vendor accounted for 24% and 28% of the total cost of revenues for the years ended December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, there was one single vendor and nil, respectively who accounted for more than 10% of total accounts payable. The one single vendor accounted for 19% of total accounts payable as of December 31, 2024.